Long-term borrowings (Details) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2012 Unsecured government loan with free interest USD ($)	Dec. 31, 2012 Unsecured government loan with free interest CNY
Long-term borrowings
Total long-term borrowings	$ 321	2,000	$ 321	2,000